Intangible Assets And Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible Assets, Favorable Lease

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422
Amortization for the period	—	(12,430)	(12,430)
Favorable lease terms June 30, 2022	$195,854	$(107,862)	$87,992

Intangible Assets and Liabilities - Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Favorable lease terms	$(5,565)	$(292)	$(12,430)	$(583)
Total	$(5,565)	$(292)	$(12,430)	$(583)

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets
Period	Amount
2023	$18,483
2024	18,156
2025	17,702
2026	11,180
2027 and thereafter	22,471
Total	$87,992

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481
Amortization for the period	—	(39,426)	(39,426)
Unfavorable lease terms June 30, 2022	$231,019	$(147,964)	$83,055

Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Unfavorable lease terms	$17,587	$42,026	$39,426	$42,026
Total	$17,587	$42,026	$39,426	$42,026

Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities
Period	Amount
2023	$44,586
2024	16,792
2025	12,204
2026	9,473
Total	$83,055